STOCK OPTIONS PLAN - Activity (Details)	12 Months Ended
Dec. 31, 2025 USD ($) shares
STOCK OPTIONS PLAN
Shares granted | shares	13,132,218
Number of shares, ending balance | shares	13,132,218
Weighted average grant date fair value | $	$ 1.249
Weighted average fair value per share, ending balance | $	$ 1.249